Property, Plant and Equipment, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY
Land	$ 11,076	67,980	72,078	83,003
Buildings and improvements	23,362	143,381	193,382	212,869
Plant and machinery	58,035	356,184	264,081	248,631
Furniture and office equipment	6,745	41,396	68,766	96,160
Motor vehicles	8,125	49,866	49,689	40,162
Construction in progress	1,908	11,711	6,860	16,009
Total original cost	109,251	670,518	654,856	696,834
Less: Accumulated depreciation	(37,411)	(229,606)	(207,560)	(211,540)
Net book value	$ 71,840	440,912	447,296	485,294